                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05689

                  Morgan Stanley Municipal Premium Income Trust
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: May 31, 2008

Date of reporting period: February 29, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS         FEBRUARY 29, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                               COUPON   MATURITY
THOUSANDS                                                RATE      DATE         VALUE
-----------------------------------------------------------------------------------------
           Tax-Exempt Municipal Bonds (180.8%)

           Alabama (2.5%)
$   1,000  Jefferson County, Alabama, School Ser
             2004 A .................................    5.50  % 01/01/22   $   1,024,980
    2,500  University of Alabama, Ser 2004 A
             (MBIA Insd) ............................    5.25    07/01/20       2,564,825
                                                                            -------------
                                                                                3,589,805
                                                                            -------------
           Alaska (1.1%)
    2,000  Northern Tobacco Securitization
             Corporation, Alaska, Asset Backed
             Ser 2006 A .............................    5.00    06/01/46       1,562,180
           ARIZONA (8.7%)
    2,000  Glendale Industrial Development Authority,
             Arizona, John C Lincoln Health Ser
             2005 B .................................    5.00    12/01/37       1,678,000
    2,870  Pima County Industrial Development
             Authority, Arizona, Tucson Electric
             Power Co Refg Ser 1988 A (FSA Insd) ....    7.25    07/15/10       2,958,166
    8,000  Salt River Project Agricultural
             Improvement & Power District, Arizona,
             Ser 2002 B .............................    5.00    01/01/26       7,878,880
                                                                            -------------
                                                                               12,515,046
                                                                            -------------
           Arkansas (0.6%)
    1,000  Washington County, Arkansas, Washington
             Regional Medical Center Ser 2005 A .....    5.00    02/01/35         854,220
                                                                            -------------
           California (26.3%)
    5,000  California, Economic Recovery, Ser
             2004 A++ ...............................    5.00    07/01/16       5,210,150
    3,000  California, Various Purpose
             Dtd 12/01/05 ...........................    5.00    03/01/27       2,861,910
    4,000  California, Various Purpose Dtd
             11/01/06+++ ............................    4.50    10/01/36       3,473,300
    2,000  California Educational Facilities
             Authority, Mills College Ser 2005 A ....    5.00    09/01/34       1,825,000
    2,000  California Infrastructure & Economic
             Development Bank, The Scripps Research
             Institute Ser 2005 A ...................    5.00    07/01/29       1,918,800
    1,000  California Statewide Community Development
             Authority, Huntington Memorial Hospital
             Ser 2005 ...............................    5.00    07/01/27         931,280
    2,000  Camarillo Public Finance Authority,
             California, Wastewater Ser 2005
             (AMBAC Insd) ...........................    5.00    06/01/36       1,906,820
    4,000  Golden State Tobacco Securitization Corp,
             Enhanced Asset Backed Ser 2007 A-1 .....    5.75    06/01/47       3,575,480
    2,000  Golden State Tobacco Securitization
             Corporation, California, Enhanced Asset
             Backed Ser 2005 A ......................    5.00    06/01/45       1,756,740
    4,000  Golden State Tobacco Securitization
             Corporation, California, Enhanced Asset
             Backed Ser Refg 2007 A+++ ..............    5.125   06/01/47       3,221,228
    1,000  Kern County Board of Education, California,
             Refg 2006 Ser A COPs (MBIA Insd) .......    5.00    06/01/31         940,990
    1,550  Los Angeles Department of Water & Power,
             California, 2001 Ser A .................    5.00    07/01/24       1,532,842
    3,000  Los Angeles Department of Water & Power,
             California, Water 2004 Ser C
             (MBIA Insd) ............................    5.00    07/01/25       2,951,970
    3,000  Oxnard Financing Authority, California,
             Wastewater 2004 Ser A (FGIC Insd) ......    5.00    06/01/29       2,908,110
    3,000  San Diego County Water Authority,
             California, Ser 2004 A COPs
             (FSA Insd) .............................    5.00    05/01/29       2,875,020
                                                                            -------------
                                                                               37,889,640
                                                                            -------------
           Colorado (5.2%)
    1,400  Colorado Health Facilities Authority,
             Adventist/Sunbelt Ser 2006 D ...........    5.25    11/15/35       1,289,820
       70  Colorado Housing & Finance Authority, Ser
             1997 A-2 (AMT) .........................    7.25    05/01/27          72,368
    2,000  Denver Convention Center Hotel Authority,
             Colorado, Refg Ser 2006 (XLCA Insd) ...     5.00    12/01/30       1,799,060
    2,040  Fort Collins, Colorado, Ser 2004 A COPs
             (AMBAC Insd) ...........................    5.375   06/01/21       2,058,890
    2,155  Fort Collins, Colorado, Ser 2004 A COPs
             (AMBAC Insd) ...........................    5.375   06/01/22       2,161,271
                                                                            -------------
                                                                                7,381,409
                                                                            -------------
           District OF COLUMBIA (1.9%)
    3,000  District of Columbia Ballpark, Ser 2006
             B-1 (FGIC Insd) ........................    5.00    02/01/31       2,743,770
                                                                            -------------
           Florida (13.9%)
    2,000  Broward County Educational Facilities
             Authority, Florida, Nova Southeastern
             University Ser 2006 (AGC Insd) .........    5.00    04/01/31       1,902,640
    2,460  JEA, Florida, Water & Sewer Sub-Second
             Crossover Ser (MBIA Insd) ..............    5.00    10/01/24       2,400,296
    2,500  Miami-Dade County, Florida, Miami Int'l
             Airport, Ser 2000 B (FGIC Insd) ........    5.75    10/01/24       2,551,275
    5,000  Orlando Utilities Commission, Florida,
             Water & Electric Ser 2001 ..............    5.00    10/01/22       5,031,000
    8,000  South Miami Health Facilities Authority,
             Florida, Baptist Health South Florida
             Ser 2007 RITES-PA-1488+++ ..............    5.00    08/15/42       7,205,040
    1,000  St Johns County Industrial Development
             Authority, Florida, Glenmoor
             Ser 2006 A .............................    5.25    01/01/26         844,760
                                                                            -------------
                                                                               19,935,011
                                                                            -------------
           Georgia (8.6%)
    3,000  Atlanta, Georgia, Water & Wastewater Ser
             1999 A (FGIC Insd) .....................    5.50    11/01/22       3,031,710
    4,000  Augusta, Georgia, Water & Sewerage Ser
             2000 (FSA Insd) ........................    5.25    10/01/22       4,265,200
    2,000  Georgia Road & Tollway Authority, Ser
             2004 ...................................    5.00    10/01/22       2,019,320
    3,000  Georgia Road & Tollway Authority, Ser
             2004 ...................................    5.00    10/01/23       3,017,280
                                                                            -------------
                                                                               12,333,510
                                                                            -------------
           Illinois (6.5%)
    2,500  Chicago Park District, Illinois, 2004
             Ser A (AMBAC Insd) .....................    5.00    01/01/28       2,417,375
    3,000  Chicago, Illinois, Chicago-O'Hare Int'l
             Airport Ser 1996 A (AMBAC Insd) ........    5.63    01/01/12       3,001,830
    4,000  Chicago, Illinois, Chicago - O'Hare Int'l
             Airport 3rd Lien Ser 2005 A
             (MBIA Insd) ............................    5.25    01/01/26       3,851,760
                                                                            -------------
                                                                                9,270,965
                                                                            -------------
           Indiana (3.2%)
    3,000  Indiana Health & Educational Facility
             Financing Authority, Clarian Health Ser
             2006 A .................................    5.25    02/15/40       2,677,710
    2,000  Indiana Health Facilities Financing
             Authority, Community Health Ser 2005 A
             (AMBAC Insd) ...........................    5.00    05/01/35       1,878,400
                                                                            -------------
                                                                                4,556,110
                                                                            -------------

           Iowa (1.8%)
    3,000  Tobacco Settlement Authority, Iowa, Ser
             2005 C .................................    5.50    06/01/42       2,564,430
                                                                            -------------
           Kansas (1.0%)
    1,500  Lawrence Memorial Hospital, Kansas Ser
             2006 ...................................    5.13    07/01/36       1,316,565
                                                                            -------------
           Kentucky (2.3%)
    3,215  Louisville & Jefferson County Metropolitan
             Sewer District, Kentucky, Ser 2001 A
             (MBIA Insd) ............................    5.38    05/15/22       3,261,232
                                                                            -------------
           Louisianna (3.5%)
    3,000  Louisiana Public Facilities Authority,
             Baton Rouge General Medical Center-FHA
             Insured Mtge Ser 2004 (MBIA Insd) ......    5.25    07/01/33       2,862,420
    2,000  Louisiana Public Facilities Authority,
             Ochsner Clinic Ser 2002 ................    5.50    05/15/32       2,127,120
                                                                            -------------
                                                                                4,989,540
                                                                            -------------
           Maryland (3.4%)
    1,000  Baltimore County, Maryland, Oak Crest
             Village Ser 2007 A .....................    5.00    01/01/37         833,820
    2,430  Maryland Department of Housing and
             Community Development Administration,
             Ser 2006 P (AMT) .......................    4.625   09/01/31       2,071,648
    1,000  Maryland Health & Higher Education
             Facilities Authority, Johns Hopkins
             Hospital Ser 2003 ......................    5.00    11/15/28       1,079,030
    1,000  Maryland Health & Higher Educational
             Facilities Authority, King Farm
             Presbyterian Community 2006 Ser B ......    5.00    01/01/17         938,290
                                                                            -------------
                                                                                4,922,788
                                                                            -------------
           Michigan (4.3%)
    3,500  Kent Hospital Finance Authority, Michigan,
             Metropolitan Hospital Ser 2005 A .......    6.25    07/01/40       3,511,865
    3,000  Michigan Hospital Finance Authority, Henry
             Ford Health Refg Ser 2006 A ............    5.25    11/15/46       2,678,310
                                                                            -------------
                                                                                6,190,175
                                                                            -------------
           Minnesota (0.9%)
    1,100  Glencoe, Minnesota, Glencoe Regional
             Health Ser 2005 ........................    5.00    04/01/31         924,803
      320  Minnesota Housing Finance Agency, Rental
             1995 Ser D (MBIA Insd) .................    6.00    02/01/22         323,546
                                                                            -------------
                                                                                1,248,349
                                                                            -------------
           Missouri (2.4%)
    1,855  Fenton, Missouri, Gravois Bluffs Refg Ser
             2006 ...................................    4.50    04/01/21       1,825,023
    1,340  Missouri Health & Educational Facilities
             Authority, Missouri, Baptist Medical
             Center Refg Ser 1989 (ETM) .............    7.625   07/01/18       1,568,818
      100  Missouri Housing Development Commission,
             Homeownership 1996 Ser D (AMT) .........    7.10    09/01/27         103,089
                                                                            -------------
                                                                                3,496,930
                                                                            -------------
           Nevada (2.8%)
    3,000  Las Vegas Water District, Nevada, Impr and
             Refg Ser 2003 A (FGIC Insd) ............    5.25    06/01/22       3,046,380
    1,000  Reno, Nevada, Renown Regional Medical
             Center Ser 2007 A ......................    5.25    06/01/37         888,300
                                                                            -------------
                                                                                3,934,680
                                                                            -------------
           New Jersey (7.9%)
    2,000  New Jersey Economic Development Authority,
             Cigarette Tax Ser 2004 .................    5.75    06/15/29       1,876,240
    5,000  New Jersey Turnpike Authority, Ser 2003 A
             (AMBAC Insd) ...........................    5.00    01/01/30       4,813,200
    2,000  Passaic Valley Sewerage Commissioners, New
             Jersey, Ser F (FGIC Insd) ..............    5.00    12/01/19       2,042,440
    3,000  Tobacco Settlement Financing Corporation,
             New Jersey, Ser 2007-1A ................    4.625   06/01/26       2,496,240
    3,000  Tobacco Settlement Financing Corporation,
             New Jersey, Ser 2007-1B ................    0.00    06/01/41         274,650
                                                                            -------------
                                                                               11,502,770
                                                                            -------------
           New York (26.6%)
    3,000  Long Island Power Authority, New York, Ser
             2004 A (AMBAC Insd) ....................    5.00    09/01/34       2,835,930
    3,000  Metropolitan Transportation Authority, New
             York, State Service Contract Refg Ser
             2002 B (MBIA Insd) .....................    5.50    07/01/20       3,111,600
    2,000  Nassau County Tobacco Settlement
             Corporation, New York, Ser 2006 A3 .....    5.125   06/01/46       1,766,880
    2,000  New York City Industrial Development
             Agency, New York,7 Trade Center, LLC
             Ser A ..................................    6.25    03/01/15       2,029,180
    4,000  New York City Industrial Development
             Agency, New York, American Airlines Inc
             Ser 2005 (AMT) .........................    7.75    08/01/31       4,148,600
    8,000  New York City Industrial Development
             Agency, New York, Brooklyn Navy Yard
             Cogeneration Partners LP Ser 1997
             (AMT) ..................................    5.65    10/01/28       7,133,919
    2,000  New York City Industrial Development
             Agency, Yankee Stadium Ser 2006
             (FGIC Insd) ............................    5.00    03/01/46       1,850,240
    2,000  New York City Transitional Finance
             Authority, New York, Refg 2003 Ser A ...    5.50*   11/01/26       2,129,520
    1,996  New York State Dormitory Authority,
             Montefiore Hospital  - FHA Insured Mtge
             Ser 2004 (FGIC Insd) ...................    5.00    08/01/29       1,908,976
    8,000  New York State Local Government Assistance
             Corporation, Refg Ser 1997 B
             (MBIA Insd) ............................    5.00    04/01/21       8,097,840
    3,000  Triborough Bridge & Tunnel Authority, New
             York, Refg Ser 2002 B ..................    5.25    11/15/19       3,101,160
                                                                            -------------
                                                                               38,113,845
                                                                            -------------
           Ohio (2.9%)
    3,950  Montgomery County, Ohio, Franciscan
             Medical Center - Dayton Ser 1997 .......    5.50    07/01/18       4,101,838
                                                                            -------------
           Pennsylvania (11.8%)
    2,000  Allegheny County Redevelopment Authority,
             Pennsylvania, West Penn  Allegheny
             Health Ser 2007 A +++ ..................    5.375   11/15/40       1,637,750
    5,000  Lehigh County General Purpose Authority,
             Pennsylvania, St Luke's of Bethlehem
             Hospital Ser A 2003 ....................    5.38    08/15/33       5,434,550
    2,000  Pennsylvania Turnpike Commission, Ser R
             2001 (AMBAC Insd) ......................    5.00    12/01/30       1,918,500
    2,000  Pennsylvania, First Ser 2003
             (MBIA Insd)+++ .........................    5.00    01/01/19       2,138,360
    1,000  Philadelphia, Pennsylvania, Gas Works
             Eighteenth Ser (AGC Insd) ..............    5.25    08/01/20       1,023,690
    5,000  Swarthmore Boro Authority, Pennsylvania,
             Swarthmore College Ser 2001 ............    5.00    09/15/31       4,818,950
                                                                            -------------
                                                                               16,971,800
                                                                            -------------
           Rhode Island (2.0%)
    3,000  Rhode Island Economic Development
             Corporation, Airport 2005 Ser C
             (MBIA Insd) ............................    5.00    07/01/28       2,805,330
                                                                            -------------

           South Carolina (3.7%)
    5,000  Charleston County School District, South
             Carolina, Ser 2004 A ...................    5.00    02/01/22       5,048,250
       35  Lexington County, South Carolina, Health
             Services District, Lexmed Inc, Ser
             2007 A .................................    5.00    11/01/16          35,552
      165  Richland County Enviromental Improvement
             Revenue, South Carolina, International
             Paper Company Ser 2007 A ...............    4.60    09/01/12         164,568
                                                                            -------------
                                                                                5,248,370
                                                                            -------------
           Tennessee (4.6%)
    3,000  Johnson City Health & Educational
             Facilities Board, Tennessee, Mountain
             States Health Alliance Ser 2006 A .....     5.50    07/01/36       2,655,720
    4,000  Tennessee Energy Acquisition Corporation,
             Ser 2006 A+++ ..........................    5.25    09/01/19       3,899,940
                                                                            -------------
                                                                                6,555,660
                                                                            -------------
           Texas (13.9%)
    5,000  Austin, Texas, Water & Wastewater Refg Ser
             2001 A & B (FSA)+++ ....................    5.125   05/15/27       4,968,820
      555  Bexar County Helath Facilities Development
             Corporation, Texas, Army Retirement Corp
             Refg Ser 2007 ..........................    5.00    07/01/27         488,478
      735  Bexar County Helath Facilities Development
             Corporation, Texas, Army Retirement Corp
             Refg Ser 2007 ..........................    5.00    07/01/33         619,664
      580  Bexar County Helath Facilities Development
             Corporation, Texas, Army Retirement Corp
             Refg Ser 2007 ..........................    5.00    07/01/37         481,000
    1,500  Brazos River Authority, Texas, TXU
             Electric Co Refg Ser 1999 A (AMT) ......    7.70    04/01/33       1,506,690
   10,000  Houston, Texas, Combined Utility First
             Lien Refg 2004 Ser A (FGIC Insd) .......    5.25    05/15/23      10,006,000
    1,000  Lubbock Health Facilities Development
             Corporation, Texas, Carillon Senior Life
             Care Ser 2005 A ........................    6.625   07/01/36         955,110
    1,000  Tarrant County Cultural Educational
             Facilities Finance Corp, Texas, Air
             Force Village II Inc Ser 2007 ..........    5.125   05/15/37         846,199
                                                                            -------------
                                                                               19,871,961
                                                                            -------------
           Virginia (0.6%)
    1,000  Fairfax County Economic Development
             Authority, Virginia, Goodwin House Inc
             Ser 2007 ...............................   5.125   10/01/42         836,470
                                                                            -------------
           Washington (5.9%)
    2,400  Goat Hill Properties, Washington,
             Governmental Office Ser 2005
             (MBIA Insd) ...........................     5.00    12/01/33       2,267,088
    1,930  Grant County Public Utility District #2,
             Washington, Wanapum Hydroelectric 2005
             Ser A (FGIC Insd) .....................     5.00    01/01/34       1,807,677
    4,010  Port of Seattle, Washington, Passenger
             Facility Ser 1998 A (MBIA Insd)+++ ....     5.00    12/01/23       3,838,100
    2,120  Washington State Zero Coupn Municipal ...     0.00    12/01/29         602,525
                                                                            -------------
                                                                                8,515,390
                                                                            -------------
           Total Tax-Exempt Municipal Bonds
             (Cost $247,582,271) ...................                          259,079,789
                                                                            -------------
           Short-Term Investment (a) (4.9%)
           Investment Company
    6,503  Morgan Stanley Institutional Liquidity
             Tax-Exempt Portfolio - Investment Class
             (Cost $6,503,385) .....................                            6,503,385
                                                                            -------------
           Total Investments
             (Cost $254,085,656) ...................                          265,583,174
           Floating Rate Notes Related To Securities
             Held (-16.9%)
  (24,175) Notes with interest rates ranging from
             3.19% to 5.06% at February 29, 2008 and
             contractual maturities of collateral
             ranging from 01/01/13 to 06/01/47 **(b)
             (Cost ($24,175,000)) ..................                          (24,175,000)
                                                                            -------------
           Total Net Investments
             (Cost $229,910,656) (c) (d) ...........                168.5%    241,408,174
           Other Assets In Excess Of Liabilities ...                  1.3       1,871,575
           Preferred Shares Of Beneficial
             Interest ..............................                (69.8)   (100,000,000)
                                                                    -----   -------------
           Net Assets Applicable To Common
             Shareholders ..........................                100.0%  $ 143,279,749
                                                                    =====   =============

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

    AMT     Alternative Minimum Tax.
   COPs     Certificates of Participation.
    ETM     Escrowed to Maturity.
    WI      Security purchased on a when-issued basis.
     *      Security is a "step-up" bond where the coupon increases on a predetermined future date.
    **      Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at February 29,
            2008.
    ++      A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to
            $571,680.
    +++     Undrlying security related to inverse floaters entered into by the
            Fund.
    (a)     The Fund invests in Morgan Stanley Institutional Liquidity
            Tax-Exempt Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser.
            Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan
            Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional
            Class with respect to assets invested by the Fund in Morgan Stanley
            Institutional Liquidity Tax-Exempt Portfolio - Institutional Class .
    (b)     Floating Rate Note Obligations Related to Securities Held - The Fund
            enters into transactions in which it transfers to Dealer Trusts
            ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The
            Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the
            Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer
            Trusts. The Fund accounts for the transfer of bonds to the Dealer
            Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the
            Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the
            Dealer Trusts for redemption at par at each reset date. At February
            29, 2008, Fund investments with a value of $30,382,538 are held by the Dealer Trusts and serve as collateral for the $24,175,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at February 29, 2008 are presented in the "Portfolio of
            Investments".
    (c)     Securities have been designated as collateral in an amount equal to
            $45,824,509. in connection with open futures and when issued security contracts.
    (d)     The aggregate cost for federal income tax purposes is approximates the aggregate cost for book purposes.

Bond Insurance:
---------------
    AGC     Assured Guaranty Corporation.
   AMBAC    AMBAC Assurance Corporation.
    FGIC    Financial Guaranty Insurance Company.
    FSA     Financial Security Assurance Inc.
    MBIA    Municipal Bond Investors Assurance Corporation.
    XLCA    XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT FEBRUARY 29, 2008:

                                                                                 UNREALIZED
NUMBER OF                      DESCRIPTION, DELIVERY        UNDERLYING FACE     APPRECIATION
CONTRACTS    LONG/SHORT            MONTH AND YEAR           AMOUNT AT VALUE    (DEPRECIATION)
---------------------------------------------------------------------------------------------
   167          Long       U.S. Treasury Notes 10 Year,
                           June 2008                         $ 19,585,969       $   403,428
    1           Short      U.S. Treasury Notes 2 Year,
                           March 2008                            (215,312)           (1,767)
    3           Short      U.S. Treasury Notes 5 Year,
                           March 2008                            (344,484)           (3,054)
   13           Short      U.S. Treasury Notes 5 Year,
                           June 2008                           (1,485,250)          (27,545)
   10           Short      U.S. Treasury Notes 2 Year,
                           June 2008                           (2,149,219)          (14,523)
   44           Short      U.S. Treasury Bonds 20 Year,
                           March 2008                          (5,266,250)         (165,568)
   139          Short      U.S. Treasury Bonds 20 Year,
                           June 2008                          (16,488,875)         (434,032)
   207          Short      U.S. Treasury Swaps 10 Year,
                           March 2008                         (23,669,156)         (837,883)
                                                                                -----------
             Net Unrealized Depreciation ...............                         (1,080,944)
                                                                                ===========

INTEREST RATE SWAP CONTRACTS OPEN AT FEBRUARY 29, 2008:

                                                                                                                       UNREALIZED
                          NOTIONAL               PAYMENTS                       PAYMENTS              TERMINATION     APPRECIATION/
    COUNTERPARTY        AMOUNT (000)           MADE BY FUND                 RECEIVED BY FUND              DATE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp       $12,585      Floating Rate BMA            Fixed Rate 5.990%                02/28/23       $(86,207)
                                        (Bond Market Association)

Bank of America Corp         9,845      Fixed Rate 5.580%            Floating Rate BMA                02/28/18        103,963
                                                                     (Bond Market Association)

J.P. Morgan Chase Co        13,300      Floating Rate BMA            Fixed Rate 5.831%                02/14/23        (32,585)
                                        (Bond Market Association)

J.P. Morgan Chase Co        10,440      Fixed Rate 5.385%            Floating Rate BMA                02/14/18         38,210
                                                                     (Bond Market Association)
                                                                                                                     --------

                                                                     Total Unrealized Appreciation                   $ 23,381
                                                                                                                     ========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium Income Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 17, 2008


                                       3